Supplemental disclosure of cash flow information	6 Months Ended
Jun. 30, 2023
Supplemental Disclosure Of Cash Flow Information
Supplemental disclosure of cash flow information

6. Supplemental disclosure of cash flow information

	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	199	(255)	402	220
Inventory	135	-	140	(206)
Prepaid expenses and other current assets	(748)	(1,471)	(122)	(759)
Payables and accrued liabilities	(398)	(40)	(163)	119
Deferred revenues	(1,205)	1,001	(1,359)	1,008
Provision for restructuring and other costs	4	-	(5)	-
Employee future benefits	(109)	(97)	(254)	(118)
	(2,122)	(862)	(1,361)	264